Schedule of Investments (unaudited)	iShares® Core S&P U.S. Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Axon Enterprise Inc.(a)	37,529	$6,635,127
Curtiss-Wright Corp.	8,885	1,055,182
L3Harris Technologies Inc.	67,811	14,657,348
Lockheed Martin Corp.	65,024	24,601,830
Mercury Systems Inc.(a)(b)	32,993	2,186,776
Teledyne Technologies Inc.(a)	13,148	5,506,777
TransDigm Group Inc.(a)	19,085	12,353,530
		66,996,570
Air Freight & Logistics — 0.9%
Expeditors International of Washington Inc.	63,718	8,066,699
FedEx Corp.	90,333	26,949,044
United Parcel Service Inc., Class B	292,629	60,858,053
XPO Logistics Inc.(a)	30,749	4,301,477
		100,175,273
Auto Components — 0.2%
Aptiv PLC(a)	104,791	16,486,768
Fox Factory Holding Corp.(a)	24,245	3,773,977
Gentex Corp.	82,310	2,723,638
Visteon Corp.(a)	7,747	936,922
		23,921,305
Automobiles — 2.6%
Tesla Inc.(a)	445,392	302,732,942

Banks — 0.3%
Commerce Bancshares Inc.	29,282	2,183,266
First Financial Bankshares Inc.	52,650	2,586,695
First Republic Bank/CA	53,996	10,106,431
Glacier Bancorp. Inc.	27,549	1,517,399
PacWest Bancorp.	18,938	779,488
Signature Bank/New York NY	11,545	2,836,029
SVB Financial Group(a)	31,382	17,461,886
Umpqua Holdings Corp.	54,816	1,011,355
		38,482,549
Beverages — 1.0%
Boston Beer Co. Inc. (The), Class A, NVS(a)	5,302	5,412,281
Brown-Forman Corp., Class B, NVS	52,831	3,959,155
Coca-Cola Co. (The)	785,570	42,507,193
Monster Beverage Corp.(a)	214,002	19,549,083
PepsiCo Inc.	335,369	49,691,625
		121,119,337
Biotechnology — 2.1%
AbbVie Inc.	755,380	85,086,003
Alexion Pharmaceuticals Inc.(a)	93,246	17,130,223
Amgen Inc.	166,023	40,468,106
Arrowhead Pharmaceuticals Inc.(a)	59,483	4,926,382
Biogen Inc.(a)	46,120	15,969,972
Emergent BioSolutions Inc.(a)	26,091	1,643,472
Exelixis Inc.(a)	179,643	3,273,096
Halozyme Therapeutics Inc.(a)	77,349	3,512,418
Incyte Corp.(a)	67,909	5,713,184
Ligand Pharmaceuticals Inc.(a)	4,845	635,616
Neurocrine Biosciences Inc.(a)	54,244	5,279,026
Regeneron Pharmaceuticals Inc.(a)	60,708	33,907,846
United Therapeutics Corp.(a)	10,795	1,936,731
Vertex Pharmaceuticals Inc.(a)	150,116	30,267,889
		249,749,964
Security	Shares	Value

Building Products — 0.5%
Allegion PLC	22,369	$3,116,002
Builders FirstSource Inc.(a)	58,083	2,477,821
Carrier Global Corp.	301,888	14,671,757
Fortune Brands Home & Security Inc.	45,842	4,566,322
Lennox International Inc.	11,562	4,055,949
Masco Corp.	64,822	3,818,664
Simpson Manufacturing Co. Inc.	24,704	2,728,310
Trane Technologies PLC	63,324	11,660,481
Trex Co. Inc.(a)	67,036	6,851,749
		53,947,055
Capital Markets — 2.0%
BlackRock Inc.(c)	57,357	50,185,654
Cboe Global Markets Inc.	31,894	3,796,981
Evercore Inc., Class A	15,359	2,162,086
FactSet Research Systems Inc.	22,014	7,388,119
Federated Hermes Inc.	22,395	759,414
Interactive Brokers Group Inc., Class A	46,778	3,074,718
Intercontinental Exchange Inc.	175,625	20,846,688
MarketAxess Holdings Inc.	21,997	10,197,589
Moody’s Corp.	66,937	24,255,961
MSCI Inc.	47,750	25,454,570
Nasdaq Inc.	43,201	7,594,736
S&P Global Inc.	139,278	57,166,655
SEI Investments Co.	35,442	2,196,341
Stifel Financial Corp.	25,041	1,624,159
T Rowe Price Group Inc.	78,699	15,580,041
		232,283,712
Chemicals — 1.3%
Air Products & Chemicals Inc.	58,880	16,938,598
Albemarle Corp.	67,495	11,370,208
Ashland Global Holdings Inc.	11,361	994,088
Chemours Co. (The)	42,875	1,492,050
Dow Inc.	210,463	13,318,099
Ecolab Inc.	66,159	13,626,769
FMC Corp.	74,219	8,030,496
Ingevity Corp.(a)(b)	11,713	952,970
Linde PLC.	174,378	50,412,680
NewMarket Corp.	1,599	514,846
RPM International Inc.	46,648	4,136,745
Scotts Miracle-Gro Co. (The)	23,675	4,543,706
Sensient Technologies Corp.	11,774	1,019,157
Sherwin-Williams Co. (The)	95,450	26,005,352
Valvoline Inc.	64,351	2,088,833
		155,444,597
Commercial Services & Supplies — 0.5%
Brink’s Co. (The)	10,865	834,867
Cintas Corp.	33,600	12,835,200
Clean Harbors Inc.(a)	11,475	1,068,781
Copart Inc.(a)	120,307	15,860,072
IAA Inc.(a)	77,873	4,247,193
MSA Safety Inc.	20,976	3,473,206
Rollins Inc.	128,098	4,380,952
Stericycle Inc.(a)	20,670	1,478,938
Tetra Tech Inc.	31,151	3,801,668
Waste Management Inc.	87,787	12,299,837
		60,280,714
Communications Equipment — 0.3%
Arista Networks Inc.(a)	31,581	11,442,112
Ciena Corp.(a)(b)	33,068	1,881,239

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
F5 Networks Inc.(a)	15,685	$2,927,762
Lumentum Holdings Inc.(a)(b)	43,709	3,585,449
Motorola Solutions Inc.	44,170	9,578,264
		29,414,826
Construction & Engineering — 0.0%
Quanta Services Inc.	46,635	4,223,732
Valmont Industries Inc.	5,009	1,182,374
		5,406,106
Construction Materials — 0.1%
Eagle Materials Inc.	15,028	2,135,629
Vulcan Materials Co.	32,220	5,608,535
		7,744,164
Consumer Finance — 0.1%
LendingTree Inc.(a)	6,046	1,281,027
PROG Holdings Inc.	17,984	865,570
SLM Corp.	186,597	3,907,341
		6,053,938
Containers & Packaging — 0.2%
AptarGroup Inc.	22,854	3,218,757
Avery Dennison Corp.	20,276	4,262,826
Ball Corp.	121,221	9,821,325
Sealed Air Corp.	59,308	3,513,999
Silgan Holdings Inc.	19,637	814,936
		21,631,843
Distributors — 0.1%
Pool Corp.	23,252	10,664,762

Diversified Consumer Services — 0.0%
Grand Canyon Education Inc.(a)(b)	10,049	904,109
Service Corp. International	57,899	3,102,807
WW International Inc.(a)(b)	9,924	358,653
		4,365,569
Diversified Telecommunication Services — 0.0%
Iridium Communications Inc.(a)	41,354	1,653,746

Electric Utilities — 0.3%
NextEra Energy Inc.	486,432	35,645,737
NRG Energy Inc.	83,425	3,362,027
PNM Resources Inc.	20,144	982,423
		39,990,187
Electrical Equipment — 0.5%
AMETEK Inc.	65,275	8,714,212
Emerson Electric Co.	138,493	13,328,566
EnerSys	12,087	1,181,262
Generac Holdings Inc.(a)	36,373	15,100,251
Hubbell Inc.	18,845	3,521,000
Regal Beloit Corp.	11,754	1,569,277
Rockwell Automation Inc.	37,582	10,749,204
Sunrun Inc.(a)(b)	92,611	5,165,842
		59,329,614
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	214,798	14,694,331
CDW Corp./DE	35,746	6,243,039
Cognex Corp.	101,131	8,500,061
Coherent Inc.(a)	4,814	1,272,533
Corning Inc.	210,745	8,619,470
II-VI Inc.(a)(b)	60,052	4,359,175
IPG Photonics Corp.(a)(b)	9,305	1,961,215
Keysight Technologies Inc.(a)	61,166	9,444,642

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Littelfuse Inc.	14,116	$3,596,616
National Instruments Corp.	35,219	1,489,059
TE Connectivity Ltd.	72,781	9,840,719
Trimble Inc.(a)	144,616	11,833,927
Zebra Technologies Corp., Class A(a)	22,525	11,926,762
		93,781,549
Energy Equipment & Services — 0.0%
ChampionX Corp.(a)(b)	44,117	1,131,601

Entertainment — 1.6%
Activision Blizzard Inc.	264,955	25,287,305
Electronic Arts Inc.	89,884	12,928,016
Netflix Inc.(a)	256,259	135,358,566
Take-Two Interactive Software Inc.(a)	66,586	11,787,054
World Wrestling Entertainment Inc., Class A	15,369	889,711
		186,250,652
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Campus Communities Inc.	31,092	1,452,618
American Tower Corp.	134,132	36,234,419
Camden Property Trust	26,519	3,518,276
CoreSite Realty Corp.	15,842	2,132,333
Crown Castle International Corp.	149,861	29,237,881
CyrusOne Inc.	71,281	5,098,017
Duke Realty Corp.	88,298	4,180,910
EastGroup Properties Inc.	13,274	2,182,909
Equinix Inc.	30,029	24,101,275
Extra Space Storage Inc.	36,736	6,018,092
First Industrial Realty Trust Inc.	38,121	1,991,060
Healthcare Realty Trust Inc.	31,439	949,458
Lamar Advertising Co., Class A	25,013	2,611,857
Life Storage Inc.	23,175	2,487,836
Medical Properties Trust Inc.	132,837	2,670,024
National Storage Affiliates Trust	24,919	1,259,905
PotlatchDeltic Corp.	14,725	782,634
PS Business Parks Inc.	5,355	792,968
Public Storage	37,614	11,310,154
Rayonier Inc.	30,885	1,109,698
Rexford Industrial Realty Inc.	44,596	2,539,742
SBA Communications Corp.	41,124	13,106,219
STORE Capital Corp.	50,623	1,747,000
		157,515,285
Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	8,169	1,590,014
Costco Wholesale Corp.	135,456	53,595,876
Grocery Outlet Holding Corp.(a)(b)	29,475	1,021,603
		56,207,493
Food Products — 0.2%
Darling Ingredients Inc.(a)	93,851	6,334,942
Flowers Foods Inc.	44,442	1,075,496
Hain Celestial Group Inc. (The)(a)	29,615	1,188,154
Hershey Co. (The)	34,392	5,990,399
Lamb Weston Holdings Inc.	31,368	2,530,143
Lancaster Colony Corp.	6,560	1,269,426
McCormick & Co. Inc./MD, NVS	63,367	5,596,573
Tootsie Roll Industries Inc.	4,716	159,920
		24,145,053
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	605,864	70,237,814
ABIOMED Inc.(a)	26,174	8,169,167

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Align Technology Inc.(a)	41,674	$25,462,814
Cooper Companies Inc. (The)	11,642	4,613,375
Danaher Corp.	249,480	66,950,453
Dexcom Inc.(a)(b)	55,890	23,865,030
Edwards Lifesciences Corp.(a)	205,710	21,305,385
Globus Medical Inc., Class A(a)	44,144	3,422,484
Haemonetics Corp.(a)	16,169	1,077,502
Hill-Rom Holdings Inc.	16,247	1,845,497
Hologic Inc.(a)	107,147	7,148,848
ICU Medical Inc.(a)	5,779	1,189,318
IDEXX Laboratories Inc.(a)	49,237	31,095,627
Integra LifeSciences Holdings Corp.(a)(b)	20,487	1,398,033
Intuitive Surgical Inc.(a)	47,913	44,062,711
Masimo Corp.(a)	29,314	7,107,179
Neogen Corp.(a)	36,156	1,664,622
Penumbra Inc.(a)	19,567	5,362,532
Quidel Corp.(a)(b)	22,548	2,888,850
ResMed Inc.	83,910	20,685,493
STAAR Surgical Co.(a)	26,629	4,060,923
STERIS PLC	32,295	6,662,458
Stryker Corp.	92,824	24,109,178
Teleflex Inc.	12,688	5,097,912
West Pharmaceutical Services Inc.	42,819	15,376,303
		404,859,508
Health Care Providers & Services — 1.4%
Acadia Healthcare Co. Inc.(a)	19,595	1,229,586
Amedisys Inc.(a)(b)	19,004	4,654,650
Chemed Corp.	9,182	4,356,859
DaVita Inc.(a)	40,502	4,877,656
Encompass Health Corp.	32,236	2,515,375
HealthEquity Inc.(a)(b)	47,307	3,807,267
Humana Inc.	38,779	17,168,239
LHC Group Inc.(a)	18,458	3,696,399
Molina Healthcare Inc.(a)	18,056	4,569,251
Progyny Inc.(a)	10,751	634,309
R1 RCM Inc.(a)(b)	79,684	1,772,172
UnitedHealth Group Inc.	283,499	113,524,340
		162,806,103
Health Care Technology — 0.0%
Cerner Corp.	74,879	5,852,543

Hotels, Restaurants & Leisure — 1.7%
Booking Holdings Inc.(a)	9,009	19,712,503
Boyd Gaming Corp.(a)	25,103	1,543,584
Caesars Entertainment Inc.(a)	69,947	7,257,001
Chipotle Mexican Grill Inc.(a)(b)	16,286	25,248,837
Choice Hotels International Inc.	8,843	1,051,079
Churchill Downs Inc.	20,042	3,973,527
Domino’s Pizza Inc.	22,458	10,476,433
ESC Diamond Resorts Inc.(a)(d)	3,150	0	(e)
Expedia Group Inc.(a)	29,597	4,845,325
Hilton Worldwide Holdings Inc.(a)	59,423	7,167,602
Jack in the Box Inc.	13,145	1,464,879
McDonald’s Corp.	172,594	39,867,488
Papa John’s International Inc.	19,087	1,993,446
Penn National Gaming Inc.(a)(b)	51,264	3,921,183
Scientific Games Corp./DE, Class A(a)	18,860	1,460,518
Six Flags Entertainment Corp.(a)	16,646	720,439
Starbucks Corp.	395,190	44,186,194
Texas Roadhouse Inc.	37,827	3,638,957

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Travel + Leisure Co.	19,752	$1,174,256
Wendy’s Co. (The)	103,783	2,430,598
Wingstop Inc.	16,928	2,668,361
Wyndham Hotels & Resorts Inc.	29,113	2,104,579
Yum! Brands Inc.	74,154	8,529,935
		195,436,724
Household Durables — 0.3%
DR Horton Inc.	113,755	10,280,039
Garmin Ltd.	48,359	6,994,646
Helen of Troy Ltd.(a)(b)	14,117	3,220,370
PulteGroup Inc.	79,168	4,320,198
Tempur Sealy International Inc.	105,850	4,148,261
Toll Brothers Inc.	29,239	1,690,307
TopBuild Corp.(a)	18,901	3,738,240
		34,392,061
Household Products — 1.2%
Church & Dwight Co. Inc.	95,027	8,098,201
Clorox Co. (The)	48,165	8,665,365
Colgate-Palmolive Co.	253,981	20,661,354
Energizer Holdings Inc.	15,843	680,932
Kimberly-Clark Corp.	74,075	9,909,754
Procter & Gamble Co. (The)	679,173	91,640,813
		139,656,419
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	146,342	3,815,136

Industrial Conglomerates — 0.2%
Carlisle Companies Inc.	17,916	3,428,764
Roper Technologies Inc.	32,793	15,419,269
		18,848,033
Insurance — 0.7%
Aon PLC, Class A	68,006	16,237,113
Arthur J Gallagher & Co.	50,920	7,132,874
Brighthouse Financial Inc.(a)	49,383	2,248,902
Brown & Brown Inc.	134,219	7,132,398
Kinsale Capital Group Inc.	12,331	2,031,779
Marsh & McLennan Companies Inc.	143,893	20,242,867
Primerica Inc.	22,493	3,444,578
Progressive Corp. (The)	215,964	21,209,824
RenaissanceRe Holdings Ltd.	16,776	2,496,604
RLI Corp.	13,406	1,402,133
		83,579,072
Interactive Media & Services — 11.5%
Alphabet Inc., Class A(a)	173,820	424,431,938
Alphabet Inc., Class C, NVS(a)	164,574	412,475,108
Facebook Inc., Class A(a)	1,384,776	481,500,463
TripAdvisor Inc.(a)	20,596	830,019
Twitter Inc.(a)(b)	460,006	31,653,013
Yelp Inc.(a)	20,534	820,538
		1,351,711,079
Internet & Direct Marketing Retail — 7.6%
Amazon.com Inc.(a)	247,741	852,268,679
eBay Inc.	374,089	26,264,789
Etsy Inc.(a)(b)	73,022	15,030,848
		893,564,316
IT Services — 5.4%
Accenture PLC, Class A	205,718	60,643,609
Akamai Technologies Inc.(a)(b)	60,324	7,033,778
Automatic Data Processing Inc.	118,611	23,558,517

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Broadridge Financial Solutions Inc.	33,486	$5,408,993
Cognizant Technology Solutions Corp., Class A	156,352	10,828,939
Concentrix Corp.(a)	11,447	1,840,678
Fiserv Inc.(a)	233,745	24,985,003
FleetCor Technologies Inc.(a)	20,762	5,316,318
Gartner Inc.(a)	26,360	6,384,392
Genpact Ltd.	61,639	2,800,260
Jack Henry & Associates Inc.	21,214	3,468,701
LiveRamp Holdings Inc.(a)	20,341	952,976
Mastercard Inc., Class A	343,851	125,536,562
Maximus Inc.	22,078	1,942,202
Paychex Inc.	98,194	10,536,216
PayPal Holdings Inc.(a)	678,930	197,894,516
Sabre Corp.(a)	66,148	825,527
VeriSign Inc.(a)(b)	23,925	5,447,483
Visa Inc., Class A	586,890	137,226,620
WEX Inc.(a)	14,833	2,876,119
		635,507,409
Leisure Products — 0.1%
Brunswick Corp./DE	24,939	2,484,423
Callaway Golf Co.	39,003	1,315,571
Mattel Inc.(a)	201,506	4,050,271
Polaris Inc.	15,776	2,160,681
YETI Holdings Inc.(a)(b)	43,356	3,980,948
		13,991,894
Life Sciences Tools & Services — 2.2%
Agilent Technologies Inc.	126,706	18,728,414
Bio-Rad Laboratories Inc., Class A(a)	12,476	8,038,162
Bio-Techne Corp.	22,341	10,059,259
Charles River Laboratories International Inc.(a)	29,035	10,740,627
Illumina Inc.(a)	42,024	19,886,177
IQVIA Holdings Inc.(a)	70,931	17,188,000
Medpace Holdings Inc.(a)	16,101	2,843,920
Mettler-Toledo International Inc.(a)	13,452	18,635,594
PerkinElmer Inc.	64,830	10,010,400
PRA Health Sciences Inc.(a)	37,078	6,125,656
Repligen Corp.(a)	29,661	5,920,929
Syneos Health Inc.(a)	58,519	5,236,865
Thermo Fisher Scientific Inc.	227,122	114,576,235
Waters Corp.(a)	19,755	6,827,526
		254,817,764
Machinery — 1.5%
AGCO Corp.	14,951	1,949,311
Caterpillar Inc.	148,798	32,382,909
Cummins Inc.	36,341	8,860,299
Deere & Co.	135,436	47,769,632
Donaldson Co. Inc.	36,537	2,321,196
Graco Inc.	96,998	7,342,749
IDEX Corp.	19,742	4,344,227
Illinois Tool Works Inc.	73,365	16,401,479
ITT Inc.	22,501	2,060,867
Lincoln Electric Holdings Inc.	34,428	4,534,512
Middleby Corp. (The)(a)	19,658	3,405,945
Nordson Corp.	19,704	4,325,225
Otis Worldwide Corp.	122,194	9,991,803
Parker-Hannifin Corp.	38,768	11,906,040
Terex Corp.	15,232	725,348
Timken Co. (The)	39,725	3,201,438
Toro Co. (The)	62,116	6,825,306
Security	Shares	Value

Machinery (continued)
Woodward Inc.	17,567	$2,158,633
Xylem Inc./NY	47,991	5,757,000
		176,263,919
Media — 1.1%
Cable One Inc.	3,152	6,029,177
Charter Communications Inc., Class A(a)	79,594	57,423,091
Comcast Corp., Class A	1,165,901	66,479,675
New York Times Co. (The), Class A	83,841	3,651,276
TEGNA Inc.	50,771	952,464
		134,535,683
Metals & Mining — 0.4%
Cleveland-Cliffs Inc.(a)(b)	265,310	5,720,084
Compass Minerals International Inc.	9,439	559,355
Freeport-McMoRan Inc.	525,140	19,487,945
Newmont Corp.	254,101	16,104,921
Royal Gold Inc.	22,048	2,515,677
Worthington Industries Inc.	12,059	737,770
		45,125,752
Multiline Retail — 0.7%
Dollar General Corp.	136,519	29,541,346
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	32,938	2,771,074
Target Corp.	188,707	45,618,030
		77,930,450
Oil, Gas & Consumable Fuels — 0.1%
Antero Midstream Corp.	165,594	1,720,522
Cimarex Energy Co.	28,295	2,049,973
CNX Resources Corp.(a)	130,001	1,775,813
EQT Corp.(a)	60,641	1,349,869
Equitrans Midstream Corp.	105,905	901,251
Hess Corp.	83,871	7,323,616
Targa Resources Corp.	30,329	1,348,124
		16,469,168
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	32,795	1,977,211

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	75,048	23,871,268
Nu Skin Enterprises Inc., Class A	16,251	920,619
		24,791,887
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	672,549	44,939,724
Catalent Inc.(a)	98,501	10,649,928
Eli Lilly & Co.	280,630	64,410,198
Jazz Pharmaceuticals PLC(a)	34,716	6,166,950
Johnson & Johnson	608,788	100,291,735
Merck & Co. Inc.	702,427	54,627,748
Nektar Therapeutics(a)(b)	39,471	677,322
Organon & Co.(a)	70,074	2,120,439
Zoetis Inc.	200,274	37,323,063
		321,207,107
Professional Services — 0.5%
ASGN Inc.(a)	30,636	2,969,547
CACI International Inc., Class A(a)(b)	6,268	1,599,092
Equifax Inc.	35,221	8,435,782
FTI Consulting Inc.(a)(b)	19,723	2,694,359
IHS Markit Ltd.	140,278	15,803,720
Insperity Inc.	20,649	1,866,050
Jacobs Engineering Group Inc.	46,533	6,208,433
Science Applications International Corp.	13,136	1,152,421

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Verisk Analytics Inc.	94,158	$16,451,286
		57,180,690
Road & Rail — 1.0%
CSX Corp.	682,871	21,906,502
JB Hunt Transport Services Inc.	28,614	4,662,651
Kansas City Southern.	26,815	7,598,566
Knight-Swift Transportation Holdings Inc.	70,432	3,201,839
Landstar System Inc.	13,787	2,178,622
Norfolk Southern Corp.	65,082	17,273,414
Old Dominion Freight Line Inc.	55,257	14,024,227
Union Pacific Corp.	184,282	40,529,140
Werner Enterprises Inc.	15,029	669,091
		112,044,052
Semiconductors & Semiconductor Equipment — 7.7%
Advanced Micro Devices Inc.(a)	702,217	65,959,243
Amkor Technology Inc.	18,465	437,067
Analog Devices Inc.	91,282	15,715,109
Applied Materials Inc.	530,357	75,522,837
Broadcom Inc.	160,464	76,515,654
Brooks Automation Inc.	42,675	4,066,074
Cirrus Logic Inc.(a)	14,439	1,229,048
CMC Materials Inc.	16,805	2,533,186
Cree Inc.(a)(b)	66,680	6,529,972
Enphase Energy Inc.(a)	78,432	14,402,468
First Solar Inc.(a)	49,093	4,443,407
KLA Corp.	88,706	28,759,372
Lam Research Corp.	82,335	53,575,384
Lattice Semiconductor Corp.(a)	78,851	4,429,849
Maxim Integrated Products Inc.	92,859	9,783,624
Microchip Technology Inc.	113,823	17,043,856
MKS Instruments Inc.	31,915	5,679,274
Monolithic Power Systems Inc.	24,819	9,268,655
NVIDIA Corp.	360,063	288,086,406
NXP Semiconductors NV	8,319	1,711,385
Qorvo Inc.(a)	65,440	12,803,336
QUALCOMM Inc.	651,916	93,178,354
Semtech Corp.(a)	37,644	2,589,907
Silicon Laboratories Inc.(a)	14,987	2,296,758
Skyworks Solutions Inc.	49,449	9,481,846
SolarEdge Technologies Inc.(a)	30,097	8,317,908
Synaptics Inc.(a)	9,598	1,493,257
Teradyne Inc.	96,160	12,881,594
Texas Instruments Inc.	282,892	54,400,132
Universal Display Corp.(b)	24,808	5,515,563
Xilinx Inc.	142,222	20,570,990
		909,221,515
Software — 15.8%
ACI Worldwide Inc.(a)	36,497	1,355,499
Adobe Inc.(a)	276,441	161,894,907
ANSYS Inc.(a)	50,201	17,422,759
Aspen Technology Inc.(a)	27,032	3,717,981
Autodesk Inc.(a)	126,971	37,062,835
Blackbaud Inc.(a)	12,900	987,753
Cadence Design Systems Inc.(a)	160,683	21,984,648
CDK Global Inc.	35,236	1,750,877
Ceridian HCM Holding Inc.(a)(b)	44,176	4,237,362
Citrix Systems Inc.	46,336	5,433,823
CommVault Systems Inc.(a)(b)	13,742	1,074,212
Envestnet Inc.(a)(b)	9,685	734,704
Security	Shares	Value

Software (continued)
Fair Isaac Corp.(a)	16,629	$8,359,066
Fortinet Inc.(a)	78,470	18,690,769
Intuit Inc.	157,932	77,413,529
j2 Global Inc.(a)	15,623	2,148,944
Manhattan Associates Inc.(a)	37,089	5,371,971
Microsoft Corp.	4,352,826	1,179,180,563
Oracle Corp.	577,446	44,948,397
Paycom Software Inc.(a)(b)	28,370	10,311,644
Paylocity Holding Corp.(a)	21,683	4,137,116
PTC Inc.(a)	60,747	8,581,121
Qualys Inc.(a)	18,977	1,910,794
SailPoint Technologies Holdings Inc.(a)	52,626	2,687,610
salesforce.com Inc.(a)	535,175	130,727,197
ServiceNow Inc.(a)(b)	114,113	62,710,799
Synopsys Inc.(a)	87,962	24,259,040
Teradata Corp.(a)	23,333	1,165,950
Tyler Technologies Inc.(a)	23,612	10,681,360
		1,850,943,230
Specialty Retail — 2.4%
AutoZone Inc.(a)	6,997	10,441,063
Best Buy Co. Inc.	64,423	7,407,356
Five Below Inc.(a)	32,347	6,251,705
Home Depot Inc. (The)	442,439	141,089,373
L Brands Inc.	75,732	5,457,248
Lithia Motors Inc.	17,191	5,907,515
Lowe’s Companies Inc.	290,071	56,265,072
O’Reilly Automotive Inc.(a)	27,628	15,643,250
RH(a)	9,720	6,599,880
Tractor Supply Co.	66,847	12,437,553
Ulta Beauty Inc.(a)	16,141	5,581,074
Williams-Sonoma Inc.	44,348	7,080,158
		280,161,247
Technology Hardware, Storage & Peripherals — 10.6%
Apple Inc.	9,065,824	1,241,655,255

Textiles, Apparel & Luxury Goods — 0.7%
Columbia Sportswear Co.	7,413	729,143
Crocs Inc.(a)	37,779	4,402,009
Deckers Outdoor Corp.(a)	16,261	6,245,362
Nike Inc., Class B	471,591	72,856,094
		84,232,608
Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.	32,547	1,462,988

Trading Companies & Distributors — 0.3%
Fastenal Co.	249,314	12,964,328
MSC Industrial Direct Co. Inc., Class A	13,238	1,187,846
United Rentals Inc.(a)	41,767	13,324,091
Watsco Inc.	11,785	3,378,052
WW Grainger Inc.	15,533	6,803,454
		37,657,771
Water Utilities — 0.1%
American Water Works Co. Inc.	52,464	8,086,277
Essential Utilities Inc.	64,609	2,952,631
		11,038,908
Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	233,687	33,844,888

Total Common Stocks — 99.8%
(Cost: $7,202,302,854)		11,727,002,796

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(f)(g)	85,664,536	$85,715,935
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(f)	15,096,000	15,096,000
		100,811,935
Total Short-Term Investments — 0.9%
(Cost: $100,796,551)		100,811,935

Total Investments in Securities — 100.7%
(Cost: $7,303,099,405)		11,827,814,731

Other Assets, Less Liabilities — (0.7)%		(82,290,287)

Net Assets — 100.0%		$11,745,524,444

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Rounds to less than $1.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,436,863	$57,299,575	(a)	$—	$6,743	$(27,246)	$85,715,935	85,664,536	$23,012	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,506,000	7,590,000	(a)	—	—	—	15,096,000	15,096,000	270		—
BlackRock Inc.	42,849,055	1,565,231		(1,116,486)	468,816	6,419,038	50,185,654	57,357	232,032		—
					$475,559	$6,391,792	$150,997,589		$255,314		$—

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	72	09/17/21	$15,439	$211,999

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$11,727,002,796	$—	$0	(a)	$11,727,002,796
Money Market Funds	100,811,935	—	—		100,811,935
	$11,827,814,731	$—	$0	(a)	$11,827,814,731
Derivative financial instruments(b)
Assets
Futures Contracts	$211,999	$—	$—		$211,999

(a)	Rounds to less than $1.

(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares